INVENTORIES, NET	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 3 － INVENTORIES, NET

	As of
	December 31,	June 30,	June 30,
	2023	2024	2024
	SGD	SGD	USD

Goods for retail sales	993,506	1,213,381	893,177
Less: reserve for obsolete inventories	(103,599)	(103,599)	(76,260)
	889,907	1,109,782	816,917

For the six months ended June 30, 2023 and 2024, no obsolete inventories or lower of cost or market adjustment was recognized.